Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,512	$ 5,958	$ 39,519	$ 77,721	$ 49,391	$ 53,964
Restricted cash				35,000
Accounts receivable - trade	118,399	131,576		88,722
Accounts receivable - affiliates	1,976			4,652
Short-term derivative instruments	357,060	340,056		9,289
Prepaid expenses and other current assets	32,133	28,027		19,513
Total current assets	514,080	505,617		234,897
Property and equipment, net	3,366,600	3,537,656		2,419,704
Long-term derivative instruments	578,153	435,369		48,616
Other long-term assets	115,389	114,905		125,944
Total assets	4,574,222	4,593,547		2,829,161
Current liabilities:
Accounts payable and accrued liabilities	259,738	224,772		118,864
Accounts payable - affiliates		624		1,975
Revenues payable	58,331	57,352		56,091
Short-term derivative instruments	3,300	3,289		9,711
Total current liabilities	321,369	286,037		186,641
Long-term debt	2,498,045	2,378,413		1,663,217
Asset retirement obligations	124,476	122,531		111,679	101,990
Long-term derivative instruments	555			6,080
Deferred tax liabilities	111,790	95,017		3,106
Other long-term liabilities	7,566	8,585		306
Total liabilities	3,063,801	2,890,583		1,971,029
Equity:
Equity	447,366	582,410		277,517
Noncontrolling interests	1,063,055	1,120,554		580,615
Total equity	1,510,421	1,702,964	742,313	858,132	1,276,709	1,276,364
Total liabilities and equity	4,574,222	4,593,547		2,829,161
Parent [Member]
Current assets:
Cash and cash equivalents	454	2,241
Accounts receivable - trade	5,259	5,995
Accounts receivable - affiliates	13,303	10,047
Short-term derivative instruments	142,074	131,471
Prepaid expenses and other current assets	5,036	5,833
Total current assets	166,126	155,587
Property and equipment, net	17,320	16,601
Long-term derivative instruments	188,405	123,567
Investments in subsidiaries	928,289	1,139,792
Other long-term assets	13,481	14,124
Total assets	1,313,621	1,449,671
Current liabilities:
Accounts payable and accrued liabilities	11,711	6,245
Total current liabilities	11,711	6,245
Long-term debt	744,000	783,000
Deferred tax liabilities	102,978	69,431
Other long-term liabilities	7,566	8,585
Total liabilities	866,255	867,261
Equity:
Equity	447,366	582,410
Total equity	447,366	582,410
Total liabilities and equity	1,313,621	1,449,671
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	2,985	3,762	29,785	48,619	18,623	14,525
Restricted cash				35,000
Accounts receivable - trade	43,307	44,952		49,655
Accounts receivable - affiliates				8,905
Short-term derivative instruments				1,688
Prepaid expenses and other current assets	7,410	7,993		7,783
Total current assets	53,702	56,707		151,650
Property and equipment, net	1,098,997	1,050,722		785,914
Long-term derivative instruments				5,960
Investments in subsidiaries				288,760
Other long-term assets		5,660		35,137
Total assets	1,152,699	1,113,089		1,267,421
Current liabilities:
Accounts payable and accrued liabilities	127,921	107,068		61,865
Accounts payable - affiliates	4,185	3,638		7,481
Revenues payable	31,136	27,242		36,307
Short-term derivative instruments				1,715
Total current liabilities	163,242	137,948		107,368
Long-term debt				871,150
Asset retirement obligations	7,749	9,830		9,612
Long-term derivative instruments				205
Deferred tax liabilities	6,648
Other long-term liabilities				306
Total liabilities	177,639	147,778		988,641
Equity:
Equity	975,060	965,311		277,517
Noncontrolling interests				1,263
Total equity	975,060	965,311		278,780
Total liabilities and equity	1,152,699	1,113,089		1,267,421
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	1,073	970	$ 9,734	29,102	$ 30,768	$ 39,439
Accounts receivable - trade	73,503	83,346		39,459
Accounts receivable - affiliates	28	28		1,532
Short-term derivative instruments	214,986	208,585		7,601
Prepaid expenses and other current assets	19,687	14,201		11,730
Total current assets	309,277	307,130		89,424
Property and equipment, net	2,250,283	2,470,333		1,633,790
Long-term derivative instruments	389,748	311,802		42,656
Other long-term assets	101,908	100,521		90,807
Total assets	3,051,216	3,189,786		1,856,677
Current liabilities:
Accounts payable and accrued liabilities	122,152	114,584		57,392
Accounts payable - affiliates	9,145	6,409		1,017
Revenues payable	27,195	30,110		19,784
Short-term derivative instruments	3,300	3,289		7,996
Total current liabilities	161,792	154,392		86,189
Long-term debt	1,754,045	1,595,413		792,067
Asset retirement obligations	116,727	112,701		102,067
Long-term derivative instruments	555			5,875
Deferred tax liabilities	2,164	30,986		1,151
Other long-term liabilities				1,955
Total liabilities	2,035,283	1,893,492		989,304
Equity:
Equity	1,010,214	1,290,734		855,768
Noncontrolling interests	5,719	5,560		11,605
Total equity	1,015,933	1,296,294		867,373
Total liabilities and equity	3,051,216	3,189,786		1,856,677
Eliminations [Member]
Current assets:
Cash and cash equivalents		(1,015)
Accounts receivable - trade	(3,670)	(2,717)		(392)
Accounts receivable - affiliates	(11,355)	(10,075)		(5,785)
Total current assets	(15,025)	(13,807)		(6,177)
Investments in subsidiaries	(928,289)	(1,139,792)		(288,760)
Other long-term assets		(5,400)
Total assets	(943,314)	(1,158,999)		(294,937)
Current liabilities:
Accounts payable and accrued liabilities	(2,046)	(3,125)		(393)
Accounts payable - affiliates	(13,330)	(9,423)		(6,523)
Total current liabilities	(15,376)	(12,548)		(6,916)
Deferred tax liabilities		(5,400)		1,955
Other long-term liabilities				(1,955)
Total liabilities	(15,376)	(17,948)		(6,916)
Equity:
Equity	(1,985,274)	(2,256,045)		(855,768)
Noncontrolling interests	1,057,336	1,114,994		567,747
Total equity	(927,938)	(1,141,051)		(288,021)
Total liabilities and equity	$ (943,314)	$ (1,158,999)		$ (294,937)